ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

SL Science Holding Limited (the “Company” or “PubCo”) was incorporated in the Cayman Islands as an exempted company limited by shares on March 18, 2025, and wholly-owned by SL BIO Ltd., a Cayman Islands exempted company limited by shares (“SL Bio”), with the initial authorized and issued share capital of $50,000 divided into 50,000 common shares at the par value of $1.00 each. The Company has not commenced any operations since its formation. The Company was incorporated solely for the purpose of completing the transactions contemplated by the Business Combination Agreement and Plan of Reorganization, dated May 9, 2025 (as may be further amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”).

The parties to the Business Combination Agreement include (i) PubCo, (ii) Horizon Space Acquisition II Corp., a Cayman Islands exempted company limited by shares (“HSPT”), (iii) CW Mega Limited, a Cayman Islands exempted company limited by shares and a wholly-owned subsidiary of PubCo (“Merger Sub I”), (iv) WW Century Limited, a Cayman Islands exempted company limited by shares and a wholly-owned subsidiary of PubCo (“Merger Sub II”), and (v) SL Bio, pursuant to which, among other things, (i) Merger Sub I will merge with and into HSPT, with HSPT as the surviving entity and a wholly-owned subsidiary of PubCo (the “First Merger”), and (ii) following the First Merger, Merger Sub II will merge with and into SL Bio, with SL Bio as the surviving entity and a wholly-owned subsidiary of PubCo (the “Second Merger,” and together with the First Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Upon the consummation of the Business Combination, each of HSPT and SL Bio will become a subsidiary of PubCo, and HSPT’s shareholders and SL Bio’s shareholders will receive common shares of par value of $0.00001 each of PubCo (“PubCo Common Shares”). The closing date of each of the First Merger and the Second Merger is hereinafter referred to as the “First Closing Date” and the “Second Closing Date” respectively. The Company expects PubCo Common Shares be listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”) following the consummation of the Business Combination. However, the consummation of the transactions contemplated by the Business Combination Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

SL BIO LTD
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

SL Bio Ltd. (“SL Bio” or the “Company”) is a holding company incorporated in the Cayman Islands on March 18, 2024 by Mr. Wang Ching-Dong (“Mr. Wang”), with the initial authorized and issued share capital of $500,000 divided into 5,000,000 common shares at the par value of $0.10 each. It was established as the holding company with the intention to perform reorganization of X-Source Future Technology Co., Ltd., a company incorporated in the Republic of China (“ROC” or “Taiwan”) on July 21, 2022 (the “Reorganization”). On November 4, 2024, X-Source Future Technology Co., Ltd. changed its name to SL Bio Co., Ltd. (“SL Bio Taiwan”). On March 18, 2025, SL Science Holding Limited (“PubCo”) was incorporated in the Cayman Islands as an exempted company limited by shares and wholly-owned by SL Bio. PubCo has not commenced any operations since its formation. PubCo and its wholly owned subsidiaries, CW Mega Limited, a Cayman Islands exempted company limited by shares (“Merger Sub I”) and WW Century Limited, a Cayman Islands exempted company limited by shares (“Merger Sub II) were incorporated solely for the purpose of completing the transactions contemplated by the Business Combination Agreement and Plan of Reorganization.

SL Bio and its wholly-owned subsidiaries, SL Bio Taiwan, the Merger Sub I and the Merger Sub II (collectively referred to as the “Group”) is primarily engaged in research, development and sales of exosome products to the customers in Taiwan. Commencing June 2024, the Group has also engaged in research and development of CD-19 Armed-T products. In December 2024, SL Bio also began the research and development of Gamma Delta T Cells Products (“GDT cell therapy products”). The address of the Group’s principal office is 11/F, No. 479, Chongyang Road, Nangang District, Taipei City, Taiwan.

The accompanying consolidated financial statements reflect the activities of the Group and each of the entities, as contemplated after the Reorganization.

Reorganization

The Reorganization, are completed on June 14, 2024, included the following:.

1.	SL Link Co., Ltd. (“SL Link” or “OldCo”), a company incorporated in the ROC, had been engaged in three segments: (1) semiconductor equipment design and service; (2) research and development of biomedical products and (3) research, development and sales of exosome products (the “Exosome Business”).
2.	On May 6, 2022, SL Link commenced the research and development of the Exosome Business.
3.	On June 20, 2022 the Board of directors of SL Link approved the spin-off the Exosome Business.
4.	On July 21, 2022, established SL Bio Taiwan to operate the Exosome Business.
5.	On June 14, 2024, following the completion of the Reorganization SL Bio Taiwan was spun-out from SL Link, with SL Bio Taiwan owned 100% by SL Bio, which in turn was owned by the same beneficiary group of SL Link’s shareholders immediately prior to the completion of the Reorganization.

The accompanying consolidated financial statements are presented on a retroactive basis to reflect the Reorganization.

1.	ORGANIZATION AND BASIS OF PRESENTATION (cont.)

Financial statements representing the historical operations of the Exosome Business have been derived from the OldCo’s historical accounting records and are presented on a carve-out basis. All revenues and costs as well as assets and liabilities directly associated with the business activities of Exosome Business are reflected in the accompanying consolidated financial statements. The consolidated financial statements also include allocations of certain general, administrative, research and development expenses from the OldCo. However, amounts recognized by SL Bio Taiwan are not necessarily representative of the amounts that would have been reflected in the consolidated financial statements had SL Bio Taiwan operated independently from the OldCo.

Immediately before and after the Reorganization, SL Bio Taiwan is legally formed and ultimately controlled by SL Link’s shareholders, including Mr. Wang’s Family and the entity they controlled. As such, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that are directly attributable to the Exosome Business before the Reorganization. The consolidated financial statements are presented as if the SL Bio Taiwan had been in existence and the Reorganization had been in effect during the years ended December 31, 2025 and 2024.

The assets and liabilities have been stated at historical carrying amounts. Only those assets and liabilities that are specifically identifiable to the Exosome Business are included in the Group’s consolidated balance sheets.

All revenues and cost of revenues attributable to the research, development and selling of Exosome products were directly identifiable to SL Bio Taiwan. Operating expenses were specifically identifiable to SL Bio Taiwan based on product types and activities that are involved in the Exosome Business.

Since the Exosome Business did not commence the sales before the establishment of SL Bio Taiwan in July 2022, no indirect expenses were needed to allocate to the Exosome Businesses. The management has allocated the salary costs in according to the time spent on the Exosome Business and the OldCo.

Prior to the Reorganization, when SL Bio Taiwan was part of the OldCo, SL Bio Taiwan was dependent upon OldCo for all of its working capital and financing requirements as the OldCo used a centralized approach to cash management and financing of its operations. Accordingly, none of the OldCo’s cash, cash equivalents or debt at the corporate level has been included in the balance sheets of the SL Bio Taiwan. Income tax liability is calculated based on a separate return basis as if SL Bio Taiwan had filed separate tax returns before and after the establishment of SL Bio Taiwan.

Management believes the basis and amounts of these allocations are reasonable. While the expenses allocated to SL Bio Taiwan for these items are not necessarily indicative of the expenses that would have been incurred if SL Bio Taiwan had been a separate, stand-alone entity, the Group does not believe that there is any significant difference between the nature and amounts of these allocated expenses and the expenses that would have been incurred if SL Bio Taiwan had been a separate, stand-alone entity.

On May 9, 2025, the Group has entered into a Business Combination Agreement and Plan of Reorganization (the “Business Combination Agreement”) by and among (i) Horizon Space Acquisition II Corp., a Cayman Islands exempted company (“HSPT”), (ii) PubCo, (iii) Merger Sub I and (iv) Merger Sub II, pursuant to which, among other things, (i) Merger Sub I will merge with and into HSPT, with HSPT as the surviving entity and a wholly-owned subsidiary of PubCo (the “First Merger”), and (ii) following the First Merger, Merger Sub II will merge with and into SL Bio, with SL Bio as the surviving entity and a wholly-owned subsidiary of PubCo (the “Second Merger,” and together with the First Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

1. ORGANIZATION AND BASIS OF PRESENTATION (cont.)

Upon the consummation of the Business Combination, each of HSPT and SL Bio will become a subsidiary of PubCo, and HSPT’s shareholders and SL Bio’s shareholders will receive common shares of par value of $0.0001 each of PubCo (“PubCo Common Shares”). The closing date of each of the First Merger and the Second Merger is hereinafter referred to as the “First Closing Date” and the “Second Closing Date” respectively. The Company expects PubCo Common Shares be listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”) following the consummation of the Business Combination. However, the consummation of the transactions contemplated by the Business Combination Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

Liquidity

As of December 31, 2025, the Group had approximately $1.3 million of cash and cash equivalents and working capital of approximately $1.0 million. The Group has recurring net losses and negative cash flows from operations for the year ended December 31, 2025, which may raise concerns regarding its ability to meet short-term obligations. The Group will continue incur net losses and negative cash flows from operating activities for the foreseeable future as the Group will need additional funds for the research and development of CD-19 Armed-T products and GDT cell therapy products. The Group’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to generate net income for the foreseeable future.

The Group has developed plans to alleviate these unfavorable conditions, included improving its profitability, and obtaining debt financing and loans from existing shareholders for additional funding to meet its operating needs. The management believe that the above financing could provide sufficient fundings for the Group to meet the obligations as they become due for at least twelve months from the date of this Report.